Retirement benefits - Summary of Principal Financial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Pension increases	2.70%	3.20%	3.20%
Discount rate	2.10%	3.00%	2.60%
Inflation rate	2.70%	3.20%	3.20%
United States [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	2.90%	3.90%	3.30%
Ultimate rate that the cost trend rate trends to	4.50%	4.50%	4.50%
United States [member] | Pre 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	6.70%	7.10%	7.70%
United States [member] | Post 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	7.10%	7.60%	8.70%
US post-retirement plan
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	2.90%	4.00%	3.30%